Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Investments [Line Items]
Long-term investments	$ 44,028	$ 42,714
Cespira Canada LP
Schedule of Investments [Line Items]
Long-term investments	16,993	19,385
Cespira Sweden AB
Schedule of Investments [Line Items]
Long-term investments	$ 27,035	$ 23,329